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                      METLIFE INVESTORS INSURANCE COMPANY

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                 METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE

                        Supplement Dated April 28, 2008
                                      to
              Prospectuses Dated May 1, 2000 and November 9, 2006
                                    (SPVL)

This Supplement revises information contained in the prospectuses dated May 1, 2000 (as supplemented) and November 9, 2006 (as supplemented) for the modified Single Premium Variable Life Insurance Policy (the "Policy") issued by MetLife Investors Variable Life Account One and MetLife Investors Variable Life Account Five, respectively, of MetLife Investors Insurance Company. This Supplement should be read and kept together with your Policy prospectus for future reference. If you do not have a copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

The Policy offers you the Investment Portfolios listed below.

              Franklin Templeton        MFS(R) Research
                Variable Insurance      International Portfolio
              Products Trust (Class 1): PIMCO Total Return
                Templeton Foreign       Portfolio
                   Securities Fund      Van Kampen Mid Cap
                                        Growth Portfolio

              Met Investors Series
                Trust (Class A):
                Lazard Mid Cap          Metropolitan Series
                   Portfolio            Fund, Inc. (Class A):
                Lord Abbett Bond        BlackRock Money Market
                   Debenture Portfolio  Portfolio
                Lord Abbett Growth and  Capital Guardian U.S.
                   Income Portfolio     Equity Portfolio
                Lord Abbett Mid Cap     T. Rowe Price Large Cap
                   Value Portfolio      Growth Portfolio

The following is added under OTHER INFORMATION--Distributor in the prospectus:

The Financial Industry Regulatory Authority (FINRA) maintains a Public Disclosure Program for investors. A brochure that includes information describing the Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.


SUPP - 408 SPVL